Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 58,265	$ 32,949
Accumulated depreciation	(17,438)	(7,004)
Property and Equipment, net	40,827	25,945
Depreciation expense	9,300	4,100	$ 1,200
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and Equipment	25,824	9,685
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment	7,754	5,891
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 24,687	$ 17,373